Leases (Tables)	12 Months Ended
Dec. 31, 2021
Presentation of leases for lessee [abstract]
Summary of Right-of-Use Assets
(2)	Right-of-use assets as of December 31, 2020 and 2021 are as follows:

		2020
		Acquisition cost	Accumulated depreciation	Book value

		In millions of won
Land	￦	811,014	(104,435)	706,579
Buildings		82,749	(35,527)	47,222
Structures		24,175	(3,689)	20,486
Machinery		1,308	(613)	695
Ships		4,280,331	(842,968)	3,437,363
Vehicles		29,281	(15,756)	13,525
Others(*)		2,676,356	(2,360,060)	316,296

	￦	7,905,214	(3,363,048)	4,542,166

(*)	Including power purchase agreements (“PPA”) with GS EPS and another LNG combined power supplier.

		2021
		Acquisition cost	Accumulated depreciation	Book value

		In millions of won
Land	￦	814,795	(162,000)	652,795
Buildings		106,823	(43,939)	62,884
Structures		26,374	(5,226)	21,148
Machinery		1,308	(743)	565
Ships		4,217,735	(1,188,516)	3,029,219
Vehicles		30,375	(16,757)	13,618
Others(*)		2,650,728	(2,371,560)	279,168

	￦	7,848,138	(3,788,741)	4,059,397

(*)	Including a power purchase agreement (“PPA”) with CGN Yulchon Generation Co., Ltd.

Summary of Changes in Right-of-Use Assets
(3)	Changes in right-of-use assets for the years ended December 31, 2020 and 2021 are as follows:

		2020
		Beginning balance	Increase	Depreciation	Decrease	Others	Ending balance

		In millions of won
Land	￦	644,074	12,269	(52,069)	—	102,305	706,579
Buildings		34,577	53,182	(37,609)	(803)	(2,125)	47,222
Structures		25,644	260	(1,485)	—	(3,933)	20,486
Machinery		824	—	(129)	—	—	695
Ships		3,688,289	183,789	(427,221)	—	(7,494)	3,437,363
Vehicles		13,708	9,009	(7,747)	(21)	(1,424)	13,525
Others		376,457	32,825	(59,994)	(3)	(32,989)	316,296

	￦	4,783,573	291,334	(586,254)	(827)	54,340	4,542,166

		2021
		Beginning balance	Increase	Depreciation	Decrease	Others	Ending balance

		In millions of won
Land	￦	706,579	7,312	(57,231)	—	(3,865)	652,795
Buildings		47,222	22,336	(25,780)	(1,469)	20,575	62,884
Structures		20,486	2,198	(1,536)	—	—	21,148
Machinery		695	—	(130)	—	—	565
Ships		3,437,363	9,694	(411,291)	—	(6,547)	3,029,219
Vehicles		13,525	9,583	(8,162)	(7)	(1,321)	13,618
Others		316,296	27,090	(50,485)	(10,311)	(3,422)	279,168

	￦	4,542,166	78,213	(554,615)	(11,787)	5,420	4,059,397

Summary of Lease liabilities
(4)	Lease liabilities as of December 31, 2020 and 2021 are as follows:

		2020	2021
		In millions of won
Less than 1 year	￦	614,442	620,121
1 ~ 5 years		2,133,538	2,158,145
More than 5 years		2,461,557	2,150,722

		5,209,537	4,928,988
Less : Discount		(588,441)	(518,485)

Present value of lease payment	￦	4,621,096	4,410,503

Summary of Liquidity Classification of Lease Liabilities
(5)	The details of the liquidity classification of lease liabilities as of December 31, 2020 and 2021 are as follows:

		2020	2021
		In millions of won
Current lease liabilities	￦	576,665	583,558
Non-current lease liabilities		4,044,431	3,826,945

	￦	4,621,096	4,410,503

Summary of Changes in lease liabilities
(6)	Changes in lease liabilities for the years ended December 31, 2020 and 2021 are as follows:

		2020
		Beginning balance	Increase	Decrease	Interest expenses	Others(*)	Ending balance
		In millions of won
Lease liabilities	￦	5,070,133	280,114	(725,759)	111,782	(115,174)	4,621,096

(*)	Including translation effect of foreign currency lease liabilities and others.

		2021
		Beginning balance	Increase	Decrease	Interest expenses	Others(*)	Ending balance
		In millions of won
Lease liabilities	￦	4,621,096	73,090	(665,687)	93,651	288,353	4,410,503

(*)	Including translation effect of foreign currency lease liabilities and others.

Summary of Details of Expense Relating to Lease Contracts As Lessee
(7)	Details of expense relating to lease contracts as lessee for the years ended December 31, 2020 and 2021 are as follows:

		2020	2021
		In millions of won
Depreciation of right-of-use assets	￦	586,254	554,615
Interest expenses of lease liabilities		111,782	93,651
Leases expenses for short-term leases		45,787	199,490
Leases expenses for leases of low-value assets		2,796	2,349
Variable lease payments		33,267	54,675

	￦	779,886	904,780

Summary of Profit and Loss Related To Finance Lease
(2)	Profit and loss related to finance lease for the years ended December 31, 2020 and 2021 are as follows:

		2020	2021
		In millions of won
Finance income on the net investment in the lease	￦	117,763	111,569

Summary of Maturity Analysis of Finance Lease Payments Receivable
(3)	Maturity analysis of the lease payments receivable and reconciliation of the undiscounted lease payments to the net investment in the lease as of December 31, 2020 and 2021 are as follows:

		2020	2021
		In millions of won
Less than 1 year	￦	162,211	172,528
1 ~ 2 years		148,485	163,937
2 ~ 3 years		144,913	158,933
3 ~ 4 years		139,605	156,450
4 ~ 5 years		136,962	155,068
More than 5 years		1,583,576	1,588,403

		2,315,752	2,395,319
Less : Unearned finance income		(1,192,686)	(1,194,627)

Net investment in the lease(*)	￦	1,123,066	1,200,692

(*)	Including the present value of unguaranteed residual value amounting to ￦16,407 million and ￦19,574 million, as of December 31, 2020 and 2021, respectively.

Summary of Changes in Allowance For Doubtful Accounts of Finance Lease Receivables
(4)	Changes in the allowance for doubtful accounts of finance lease receivables for the years ended December 31, 2020 and 2021 are as follows:

		2020	2021
		In millions of won
Beginning balance	￦	862	990
Bad debt expense		128	—
Reversal of allowance for doubtful accounts		—	(222)

Ending balance	￦	990	768